UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-05276

Value Line Funds Variable Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/18 is included with this Form.

■ Value Line VIP Equity Advantage Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Shares		Value

Closed-End Funds — 93.8%
CHINA REGION — 3.0%
3,200	Morgan Stanley China A Share Fund, Inc.	$79,680
CONSERVATIVE ALLOCATION — 2.3%
2,800	John Hancock Tax-Advantaged Dividend Income Fund	60,704
DIVERSIFIED EMERGING MARKETS — 2.7%
4,300	Templeton Emerging Markets Fund	70,004
ENERGY LIMITED PARTNERSHIP — 9.6%
6,400	ClearBridge Energy MLP Opportunity Fund, Inc.	62,848
8,000	Goldman Sachs MLP Income Opportunities Fund	62,160
7,100	Kayne Anderson Energy Total Return Fund, Inc.	61,060
5,400	Kayne Anderson Midstream/Energy Fund, Inc.	63,450
		249,518
EQUITY ENERGY — 5.8%
3,900	Adams Natural Resources Fund, Inc.	71,136
6,000	BlackRock Energy and Resources Trust	79,320
		150,456
GLOBAL REAL ESTATE — 2.4%
8,600	CBRE Clarion Global Real Estate Income Fund	62,866
HEALTH — 8.4%
2,000	BlackRock Health Sciences Trust	70,000
3,300	Tekla Healthcare Investors	71,049
4,000	Tekla Life Sciences Investors	76,880
		217,929
INDIA EQUITY — 2.3%
2,450	India Fund, Inc. (The)	60,344
JAPAN STOCK — 2.7%
5,700	Japan Smaller Capitalization Fund, Inc.	70,053
LARGE BLEND — 14.6%
4,800	Adams Diversified Equity Fund, Inc.	70,944
13,000	Gabelli Equity Trust, Inc.	79,560
2,300	General American Investors Co., Inc.	76,981
13,000	Liberty All Star Equity Fund	79,690
5,500	Nuveen S&P 500 Buy-Write Income Fund	73,260
		380,435
LARGE GROWTH — 5.8%
5,400	Eaton Vance Enhanced Equity Income Fund	75,384
8,300	Eaton Vance Risk-Managed Diversified Equity Income Fund	74,617
		150,001
LARGE VALUE — 9.0%
8,401	BlackRock Enhanced Equity Dividend Trust	73,341
7,500	Boulder Growth & Income Fund, Inc.	80,850
3,600	Gabelli Dividend & Income Trust (The)	79,560
		233,751
MID-CAP GROWTH — 2.9%
1,900	Source Capital, Inc.	75,800
MODERATE ALLOCATION — 2.5%
3,000	Eaton Vance Tax-Advantaged Dividend Income Fund	65,700
REAL ESTATE — 2.8%
6,200	Cohen & Steers Quality Income Realty Fund, Inc.	73,470
SMALL BLEND — 3.0%
8,300	Royce Micro-Cap Trust, Inc.	77,688
UTILITIES — 5.8%
3,500	Cohen & Steers Infrastructure Fund, Inc.	74,935
2,700	Reaves Utility Income Fund	76,221
		151,156
WORLD ALLOCATION — 5.4%
4,500	Eaton Vance Tax-Advantaged Global Dividend Income Fund	75,195
4,000	Nuveen Real Asset Income and Growth Fund	64,880
		140,075
WORLD STOCK — 2.8%
3,300	Macquarie Global Infrastructure Total Return Fund, Inc.	73,260
Total Closed-End Funds (Cost $2,498,389)		2,442,890
Exchange-Traded Fund — 1.9%
HEALTH — 1.9%
449	iShares Nasdaq Biotechnology ETF	47,926
Total Exchange-Traded Fund (Cost $45,788)		47,926
Short-Term Investment — 5.2%
Money Market Fund — 5.2%
135,816	State Street Institutional U.S. Government Money Market Fund, Premier Class	135,816
Total Short-Term Investment (Cost $135,816)		135,816

Total Investments — 100.9% (Cost $2,679,993)	$2,626,632
Excess Of Liabilities Over Cash And Other Assets — (0.9)%	(22,589)
Net Assets (1) —100.0%	$2,604,043

(1)	For federal income tax purposes, the aggregate cost was $2,679,993, aggregate gross unrealized appreciation was $70,413, aggregate gross unrealized depreciation was $123,774 and the net unrealized depreciation was $53,361.
ETF	Exchange Traded Fund.
MLP	Master Limited Partnership.

1

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$2,442,890	$—	$—	$2,442,890
Exchange-Traded Fund	47,926	—	—	47,926
Short-Term Investment	135,816	—	—	135,816
Total Investments in Securities	$2,626,632	$—	$—	$2,626,632

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended March 31, 2018, there were no among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2018